Share-Based Payments - Fair Value Assumption (Details) - 2006 share plan - Performance shares	Nov. 29, 2016 year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	7.41%
Expected volatility	47.66%
Expected dividend yield	0.00%
Vesting period (from grant date)	3
Lambda value	0.99
Historical data period	3 years